PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT
Schedule of property and equipment

			Geological		Office
	Property		Equipment		Furniture
	and	Computer	and Other		and
	Buildings	Equipment	Facilities	Vehicles	Equipment	Total
	$	$	$	$	$	$
Cost
Balance at January 1, 2021	836,009	15,860	336,020	304,500	—	1,492,389
Additions	1,291,476	16,532	487,102	226,740	—	2,021,850
Balance at December 31, 2021	2,127,485	32,392	823,122	531,240	—	3,514,239
Additions	4,065,427	61,106	724,332	248,648	30,148	5,129,661
Balance at December 31, 2022	6,192,912	93,498	1,547,454	779,888	30,148	8,643,900
Accumulated Depreciation
Balance at January 1, 2021	6,998	4,090	45,474	58,698	—	115,260
Depreciation	46,656	13,017	288,000	136,847	—	484,520
Balance at December 31, 2021	53,654	17,107	333,474	195,545	—	599,780
Depreciation	87,872	26,682	454,124	208,016	412	777,106
Balance at December 31, 2022	141,526	43,789	787,598	403,561	412	1,376,886
Carrying Amount
At December 31, 2021	2,073,831	15,285	489,648	335,695	—	2,914,459
At December 31, 2022	6,051,386	49,709	759,856	376,327	29,736	7,267,014